CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS OF PARENT COMPANY

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Cash and cash equivalents	14,051,790	6,041,648	925,923
Prepaid expenses and other current assets	4,762,941	1,862,127	285,383
Amount due from subsidiaries and VIEs	1,017,874,882	1,008,811,092	154,607,065
Investments in subsidiaries and VIEs	3,378,505,504	2,067,921,292	316,922,803
Total assets	4,415,195,117	3,084,636,159	472,741,174

Liabilities:
Accrued expenses and other current liabilities	49,335,931	9,880,123	1,514,196
Total liabilities	49,335,931	9,880,123	1,514,196

Equity:
Common shares	201,240	202,870	31,091
Additional paid-in capital	2,987,363,137	3,068,045,239	470,198,503
Retained earnings (Accumulated deficits)	1,311,194,007	(14,551,146)	(2,230,060)
Accumulated other comprehensive income	67,100,802	21,059,073	3,227,444
Total equity	4,365,859,186	3,074,756,036	471,226,978
Total liabilities and equity	4,415,195,117	3,084,636,159	472,741,174

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) OF PARENT COMPANY

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative	(79,265,535)	(14,451,949)	(18,494,095)	(2,834,345)
Interest income	122,320	77,030	4,416	677
Equity in profit (loss) of subsidiaries and VIEs	961,430,600	785,350,473	(1,293,341,634)	(198,213,275)
Other income (loss), net	824,508	3,300,575	3,328,738	510,151
Net income (loss)	883,111,893	774,276,129	(1,308,502,575)	(200,536,792)
Other comprehensive income (loss)	19,045,117	14,606,045	(46,041,729)	(7,056,204)
Comprehensive income (loss)	902,157,010	788,882,174	(1,354,544,304)	(207,592,996)

CONDENSED STATEMENT OF CASH FLOWS OF PARENT COMPANY

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	36,187,975	(10,004,797)	(14,708,389)	(2,254,159)
Loan to subsidiaries and VIE	(519,786,600)	(199,179,173)	6,818,106	1,044,920
Net cash provided by (used in) investing activities	(519,786,600)	(199,179,173)	6,818,106	1,044,920
Contribution from shareholders	681,989,413	6,035,665	543,594	83,309
Dividend paid	—	(103,196,981)	—	—
Net cash provided by (used in) financing activities	681,989,413	(97,161,316)	543,594	83,309
Effect of foreign exchange rate changes	(6,283,113)	10,892,988	(663,453)	(101,679)
Net increase (decrease) in cash and cash equivalents	192,107,675	(295,452,298)	(8,010,142)	(1,227,609)
Cash and cash equivalents, beginning of year	117,396,413	309,504,088	14,051,790	2,153,532
Cash and cash equivalents, end of year	309,504,088	14,051,790	6,041,648	925,923